FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2021 Y $ / shares	Oct. 28, 2021 $ / shares Y	May 31, 2021 $ / shares Y	Dec. 31, 2020 $ / shares Y
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	22.75	11.64	49.75	49.75
Initial exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	49.75	49.75	49.75	49.75
Contractual Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Y	5.0	5.0	5.0	5.0
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	89.2	89.2	92	98
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.26	1.18	0.98	0.81